Quarterly Financial Information (Unaudited) - Summary of Company's Quarterly Results (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 162,435	$ 93,001	$ 76,920	$ 71,465	$ 57,037	$ 36,122	$ 24,026	$ 18,745	$ 15,415	$ 0	$ 0	$ 0	$ 0	$ 393,760	$ 205,422	$ 298,423	$ 94,308
Net loss	(110,093)	(32,302)	(10,497)	(14,754)	(40,647)	(11,838)	(3,076)	(3,596)	(2,468)	$ (1,645)	$ (16)	$ (16)	$ (16)	(174,676)	(65,898)	(98,200)	(20,978)	$ (1,693)
Net loss attributable to stockholders	$ (109,252)	$ (32,004)	$ (10,315)	$ (14,262)	$ (39,677)	$ (11,729)	$ (3,051)	$ (3,578)	$ (2,468)					$ (173,122)	$ (64,254)	$ (96,258)	$ (20,826)	$ (1,693)
Net loss per share, basic and diluted	$ (0.47)	$ (0.38)	$ (0.14)	$ (0.21)	$ (0.69)	$ (0.30)	$ (0.12)	$ (0.22)	$ (0.24)	$ (1.66)	$ (1.60)	$ (1.60)	$ (1.55)	$ (1.04)	$ (0.96)	$ (1.35)	$ (0.91)	$ (6.59)